Note 9 - Property, Plant and Equipment, net - Property, Plant and Equipment (Details) - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Property plant and equipment gross	$ 29,339,380	$ 29,021,868
Accumulated depreciation	(24,984,001)	(24,271,802)
Property, plant & equipment - net	4,355,379	4,750,066
Plant and Equipment [Member]
Property plant and equipment gross	20,171,121	19,853,389
Leasehold Improvements [Member]
Property plant and equipment gross	9,168,259	9,130,310
Accumulated depreciation	(9,135,978)	(9,130,310)
Capital Work in Process [Member]
Property plant and equipment gross	$ 0	$ 38,169